Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2025
Registrant Name	dei_EntityRegistrantName	LORD ABBETT MUNICIPAL INCOME FUND INC
Entity Central Index Key	dei_EntityCentralIndexKey	0000737800
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 28, 2026
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2026
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Feb. 01, 2026